INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

16.         INCOME TAXES

The Company and subsidiaries incorporated in the Cayman Islands are not subject to income or capital gains taxes under the current laws of the Cayman Islands.

The Company’s subsidiaries incorporated in the US are subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. They did not have taxable income and no income tax expense was provided for the years ended December 31, 2017, 2018 and 2019.

The Company's subsidiaries incorporated in Hong Kong are subjected to Hong Kong profits tax. With effect from 1 April 2018, a two-tiered profits tax rates regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. No provision for Hong Kong profits tax has been made as they have no assessable profits in Hong Kong in the fiscal years ended December 31, 2017, 2018 and 2019.

Renren Giantly Philippines Inc was established in 2018 and incorporated in the Philippines, which is subject to 30% enterprise income tax rate for the year ended December 31, 2018 and 2019.  Renren Giantly Philippines Inc did not have taxable income and no income tax expense was provided for the year ended December 31, 2018 and 2019.

Beijing Qilin Wings Technology Development Co., Ltd., incorporated in the PRC on January 16, 2013, qualified as a “High and New Tech Enterprise” in 2017, and therefore was entitled to a preferential tax rate of 15% for the following three years. Other subsidiaries and VIEs of the Company domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company’s subsidiaries and VIEs located in the PRC had aggregate accumulated deficits as of December 31, 2019. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2019.

The current and deferred component of income tax expenses which were attributable to the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Years ended December 31,
	2017	2018	2019

Current income tax expenses	$4,479	$9,850	$24
Deferred income tax expenses	—	—	—
Total income tax expenses	$4,479	$9,850	$24

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019

Deferred tax assets
Provision for doubtful accounts	$7,847	$5,226
Accrued payroll and welfare	390	325
Inventory	—	4,510
Prepaid expenses and other current assets	—	10,766
Property and equipment	—	126
Accrued liabilities	3,764	3,364
Advertising fee	1,416	816
Employee education fee	80	31
Goodwill and intangible asset impairment	7,276	142
Lease liability	—	1,122
Net operating loss carry forwards	45,543	40,526
Less valuation allowance	(66,316)	(65,832)

Deferred tax assets, net	$—	$1,122

Deferred tax liabilities
Right-of-use assets	$—	$(1,122)

Deferred tax liabilities	—	(1,122)

Net deferred tax assets	—	—
Net deferred income tax liabilities	—	—

The rollforward of valuation allowances of deferred tax assets for the year ended December 31, 2019 were as follows:

Year ended
December 31, 2019
Balance as of beginning of year	66,316
Additions	23,668
Reversals	(22,989)
Decrease relating to disposal of entities	(636)
Foreign currency translation adjustments	(527)
Balance as of end of year	65,832

The Company operates through multiple subsidiaries and VIEs and VIEs’ subsidiaries. The valuation allowance is considered on each individual entity basis. The subsidiaries and VIEs and VIEs’ subsidiaries have total deferred tax assets related to net operating loss carry forwards of $45,543 and $40,526 as of December 31, 2018 and 2019, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2018 and 2019, valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future. As of December 31, 2019, the Company had net operating losses of $173,214, which can be carried forward to offset future taxable profit. The net operating loss of $41,632,  $5,206,  $30,191,  $19,361 and $18,055 will expire by 2020, 2021, 2022, 2023 and 2024 respectively, if not utilized, and the net operating loss of $14,523 will expire by 2037, and net operating loss of $44,246 can be carried forward indefinitely. For the year ended December 31, 2019, the reversals of valuation allowance include $13,301 resulted from the expiration of net operating loss.

Reconciliation between the income tax expenses computed by applying the PRC tax rate to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2017	2018	2019

Loss before provision of income tax	$(42,757)	$(146,504)	$(99,996)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(10,689)	(36,626)	(24,999)
Taxable deemed interest income from inter-company interest-free loans	7,288	6,406	2,218
Non-deductible expenses	4,469	30,016	21,222
Non-taxable income from fair value change gain of contingent consideration	—	—	(21,564)
Other non-taxable income	—	—	(3,200)
Effect of income tax rate differences in jurisdictions other than the PRC	709	10,660	4,327
Effect of tax holidays	570	(53)	305
Changes in valuation allowance	2,132	(553)	21,715
Income tax expenses	$4,479	$9,850	$24

For the year ended December 31, 2019, non-deductible expenses of $20,845 was related to impairment of goodwill.

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2017, 2018 and 2019, respectively. The Company did not incur any interest and penalties related to potential underpaid income tax expenses.

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2014 to 2019 of the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2019, at the tax authority’s discretion.